DEFERRED INCOME TAXES (Narrative) (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Deferred Income Taxes 1	$ 0
Deferred Income Taxes 2	34.00%
Deferred Income Taxes 3	$ (3,919,000)
Deferred Income Taxes 4	(3,689,000)
Deferred Income Taxes 5	(5,586,000)
Deferred Income Taxes 6	10,120,000
Deferred Income Taxes 7	10,120,000
Deferred Income Taxes 8	9,772,000
Deferred Income Taxes 9	$ 348,000